Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.5%
Health Care - 99.5%
ACADIA Pharmaceuticals, Inc.*	20,258	$378,014
ADMA Biologics, Inc.*	18,728	302,457
Agios Pharmaceuticals, Inc.*	9,160	315,012
Alnylam Pharmaceuticals, Inc.*	1,426	386,888
Amgen, Inc.	1,276	364,196
Amicus Therapeutics, Inc.*	34,449	330,021
Apellis Pharmaceuticals, Inc.*	10,680	309,827
Ardelyx, Inc.*	66,728	357,662
Ascendis Pharma A/S (Denmark)*(1)	2,676	349,646
Aurinia Pharmaceuticals, Inc. (Canada)*	36,084	286,868
Axsome Therapeutics, Inc.*(2)	3,705	394,434
BeiGene Ltd. (China)*(1)	1,940	436,481
BioCryst Pharmaceuticals, Inc.*	46,007	363,455
Biogen, Inc.*	2,251	323,986
BioMarin Pharmaceutical, Inc.*	5,277	334,351
BioNTech SE (Germany)*(1)	2,897	358,562
Blueprint Medicines Corp.*	3,777	425,026
Bridgebio Pharma, Inc.*	12,637	432,312
CRISPR Therapeutics AG (Switzerland)*	7,702	320,326
Day One Biopharmaceuticals, Inc.*	27,296	337,652
Dynavax Technologies Corp.*	26,917	351,267
Esperion Therapeutics, Inc.*	137,120	245,445
Exelixis, Inc.*	9,939	329,478
Geron Corp.*	89,198	255,998
Gilead Sciences, Inc.	3,817	371,012
Halozyme Therapeutics, Inc.*	7,310	414,038
Harmony Biosciences Holdings, Inc.*(2)	10,975	425,501
ImmunityBio, Inc.*(2)	115,018	396,812
Immunocore Holdings PLC (United Kingdom)*(1)(2)	11,536	379,304
Incyte Corp.*	4,937	366,128
Insmed, Inc.*	4,853	371,643
Intra-Cellular Therapies, Inc.*	4,193	532,846
Ionis Pharmaceuticals, Inc.*	9,448	301,391
Iovance Biotherapeutics, Inc.*	43,927	256,973
Ironwood Pharmaceuticals, Inc.*	98,218	229,830
Kiniksa Pharmaceuticals International PLC*	17,361	340,276
Krystal Biotech, Inc.*	2,016	322,036
Legend Biotech Corp.*(1)	9,852	375,361
Lexicon Pharmaceuticals, Inc.*	425,269	321,588
Ligand Pharmaceuticals, Inc.*	3,080	358,974
Madrigal Pharmaceuticals, Inc.*	1,156	387,029
Mirum Pharmaceuticals, Inc.*	8,270	404,238
Moderna, Inc.*	8,166	321,904
Neurocrine Biosciences, Inc.*	2,758	418,720
Novavax, Inc.*(2)	38,765	336,868
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
Phathom Pharmaceuticals, Inc.*(2)	43,789	262,296
PTC Therapeutics, Inc.*	7,383	338,732
Regeneron Pharmaceuticals, Inc.*	472	317,647
Rhythm Pharmaceuticals, Inc.*	6,280	373,220
Roivant Sciences Ltd.*(2)	29,432	327,578
Sage Therapeutics, Inc.*	61,668	447,093
Sarepta Therapeutics, Inc.*	2,809	319,439
SpringWorks Therapeutics, Inc.*	9,037	338,888
Tarsus Pharmaceuticals, Inc.*	6,845	367,987
TG Therapeutics, Inc.*(2)	11,393	361,158
Theravance Biopharma, Inc.*	35,426	332,296
Travere Therapeutics, Inc.*(2)	19,523	399,441
Ultragenyx Pharmaceutical, Inc.*	7,457	320,875
United Therapeutics Corp.*	967	339,581
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Vertex Pharmaceuticals, Inc.*	753	$347,645
Y-mAbs Therapeutics, Inc.*(2)	35,789	213,660
Zai Lab Ltd. (China)*(1)	13,086	355,808
Total Health Care		21,685,180
Total Common Stocks
(Cost $19,972,690)		21,685,180
SECURITIES LENDING COLLATERAL - 1.9%
Money Market Fund - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(4)(5)
(Cost $428,407)	428,407	428,407

TOTAL INVESTMENTS - 101.4%
(Cost $20,401,097)		22,113,587
Liabilities in Excess of Other Assets - (1.4)%		(314,846)
Net Assets - 100.0%		$21,798,741

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,304,284; total market value of collateral held by the Fund was $3,474,858. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $3,046,451.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2025.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2025 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$21,685,180	$0	$—	$21,685,180
Money Market Fund	428,407	—	—	428,407
Total	$22,113,587	$0	$—	$22,113,587